John Hancock Investment Trust

John Hancock Seaport Long/Short Fund (the fund)

Supplement dated March 7, 2019 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective June 30, 2019 (the effective date), Nicholas C. Adams and Mark T. Lynch will no longer serve on the fund’s investment management team. Accordingly, as of the effective date, all references to Messrs. Adams and Lynch will be removed from the SAI. Following the effective date, Steven C. Angeli, CFA, John F. Averill, CFA, Jennifer N. Berg, CFA, Robert L. Deresiewicz, Ann C. Gallo, Bruce L. Glazer, Andrew R. Heiskell, Jean M. Hynes, CFA, and Keith E. White will continue to serve as leaders of the fund’s investment management team and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the SAI and retain it for future reference.

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John Hancock Investment Trust

John Hancock Seaport Long/Short Fund (the fund)

Supplement dated March 7, 2019 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective June 30, 2019 (the effective date), Nicholas C. Adams and Mark T. Lynch will no longer serve on the fund’s investment management team. Accordingly, as of the effective date, all references to Messrs. Adams and Lynch will be removed from the SAI. Following the effective date, Steven C. Angeli, CFA, John F. Averill, CFA, Jennifer N. Berg, CFA, Robert L. Deresiewicz, Ann C. Gallo, Bruce L. Glazer, Andrew R. Heiskell, Jean M. Hynes, CFA, and Keith E. White will continue to serve as leaders of the fund’s investment management team and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the SAI and retain it for future reference.